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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

PRIOR FILINGS FOR THE NOMURA GROUP WERE REPORTED UNDER THE NAME NOMURA SECURITIES COMPANY, WITH CIK NUMBER 0000110097. SUBSEQUENT FILINGS WILL
BE MADE UNDER THE NAME NOMURA HOLDINGS, INC., CIK NUMBER 0001163653.
NOMURA HOLDINGS, INC. (NHI) IS THE PARENT HOLDING COMPANY OF A NUMBER
OF OPERATING SUBSIDIARIES, SOME OF WHICH ARE OR MAY BE INSTITUTIONAL INVESTMENT MANAGERS FOR THE PURPOSES OF THE REPORTING REQUIREMENTS UNDER
SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 (THE ACT) AND THE RULES PROMULGATED THEREUNDER. NHI ITSELF DOES NOT DIRECTLY EXERCISE INVESTMENT DISCRETION WITH RESPECT TO ANY SECTION 13(F) SECURITIES POSITIONS. IN
THAT NHI'S OWNERSHIP INTEREST IN SUCH OPERATING SUBSIDIARIES IS DEEMED THE EXERCISE OF INVESTMENT DISCRETION REGARDING CERTAIN OF SUCH SUBSIDIARIES' MANAGED ACCOUNTS, THE INFORMATION REQUIRED BY FORM 13F IS REPORTED BY NHI
ON BEHALF OF CERTAIN OF NHI'S OPERATING SUBSIDIARIES WHICH ARE INSTITUTIONAL INVESTMENT MANAGERS SUBJECT TO SECTION 13(F)OF THE ACT.

Nomura Holdings Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1-9-1, Nihonbashi, Chuo-ku, Tokyo 103-8011, Japan
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 001-15270

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Brendan G. Daly             Head of Compliance and Surveillance 212-667-1246
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Brendan G. Daly
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        New York, NY  May 11, 2009
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $29,438
                                         (thousands)



List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).




   13F File No.: Name:
   ------------- ---------------------
6.  28-05739      Global Funds Management, S.A.
   ------------- ---------------------
2.  28-04985      Nomura International plc
   ------------- ---------------------
4.  28-04993      Nomura Securities (Bermuda)
   ------------- ---------------------
1.  28-04983      Nomura Securities International, Inc.
   ------------- ---------------------

1Page      1                                                                                                      07-08-13  14:21:11
                                     FORM 13F
                                         INFORMATION TABLE
                                           QUARTER ENDING
                                         3/31/2009
         NAME OF ISSUER           TITLE      CUSIP     VALUE       SHARES    SH  PUT  INVSTMT  OTHER   VOTING AUTHORITY
                                 OF CLASS              X1000      PRN AMT    PRN CALL DSCRETN MANAGERS
 ------------------------------ ---------- --------- ---------- ------------ --- ---- ------- -------- ----------------
0AIRMEDIA GROUP INC                        009411109      1,139 000000271900 SH       DEFINED 02         SOLE
 ALLIS CHALMERS ENERGY INC                 019645506         37 000000019400 SH       DEFINED 01         SOLE
 ARMSTRONG WORLD INDS INC NEW              04247X102        436 000000039637 SH       DEFINED 01         SOLE
 BAIDU INC                                 056752108      1,543 000000008920 SH       DEFINED 01         SOLE
 COMCAST CORP NEW                          20030N200        134 000000010443 SH       DEFINED 01         SOLE
 ORE MARK HOLDING CO INC                   218681104      1,061 000000058235 SH       DEFINED 01         SOLE
 DANA HOLDING CORP                         235825205        378 000000820656 SH       DEFINED 01         SOLE
 DELTA AIR LINES INC DEL                   247361702        382 000000067861 SH       DEFINED 01         SOLE
 DONNELLEY R R & SONS CO                   257867101        164 000000022400 SH       DEFINED 01         SOLE
 FTI CONSULTING INC                        302941109        440 000000008900 SH       DEFINED 01         SOLE
 EDERAL MOGUL CORP                         313549404      2,225 000000333160 SH       DEFINED 01         SOLE
 GRACE W R & CO DEL NEW                    38388F108         83 000000013221 SH       DEFINED 01         SOLE
 HORNBECK OFFSHORE SVCS INC N              440543106        173 000000011388 SH       DEFINED 01         SOLE
 HUNTSMAN CORP                             447011107        165 000000052990 SH       DEFINED 01         SOLE
 IDENIX PHARMACEUTICALS INC                45166R204        928 000000301476 SH       DEFINED 02         SOLE
 INNOPHOS HOLDINGS INC                     45774N108        264 000000023409 SH       DEFINED 01         SOLE
 ISHARES TR                                464288513        515 000000007600 SH       DEFINED 01         SOLE
 JPMORGAN CHASE & CO                       46625H100        265 000000010000 SH       DEFINED 01         SOLE
 EDCATH CORP                               58404W109        131 000000018047 SH       DEFINED 01         SOLE
 NRG ENERGY INC                            629377508        322 000000018350 SH       DEFINED 01         SOLE
 NYSE EURONEXT                             629491101        899 000000052400 SH       DEFINED 01         SOLE
 OWENS CORNING NEW                         690742101        437 000000048390 SH       DEFINED 01         SOLE
 PRUDENTIAL PLC                            74435K204     11,396 000001296517 SH       DEFINED 01         SOLE
 SCOTTS MIRACLE GRO CO                     810186106        246 000000007090 SH       DEFINED 01         SOLE
 SELECT SECTOR SPDR TR                     81369Y308        321 000000015252 SH       DEFINED 02         SOLE
 SOLUTIA INC                               834376501        477 000000255491 SH       DEFINED 01         SOLE
 SUPERIOR INDS INTL INC                    868168105        195 000000016500 SH       DEFINED 01         SOLE
 TAIWAN SEMICONDUCTOR MFG LTD              874039100        969 000000109000 SH       DEFINED 01         SOLE
 ARGACEPT INC                              87611R306      3,190 000001190476 SH       DEFINED 02         SOLE
 TYSON FOODS INC                           902494103        176 000000018813 SH       DEFINED 02         SOLE
 VIRGIN MEDIA INC                          92769L101        146 000000030556 SH       DEFINED 01         SOLE
 WINN DIXIE STORES INC                     974280307        187 000000019660 SH       DEFINED 01         SOLE